Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expense By Nature [Abstract]
Goods and services	kr 120,102	kr 123,488	kr 135,554
Employee remuneration	74,645	72,663	67,161
Amortizations and depreciations	7,978	8,599	7,221
Impairments, obsolescence allowances and revaluation	3,082	4,106	3,470
Inventory increase/decrease	(44)	(704)	(2,995)
Product development	(817)	(1,545)	(925)
Expenses charged to cost of sales and operating expenses	kr 204,946	kr 206,607	kr 209,486